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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2010 (Unaudited)

Principal Amount				Value
CERTIFICATES OF DEPOSIT: 15.6%
$500,000		Barclays PLC, 0.500%, due 10/01/10		$500,000
400,000		BNP Paribas, 0.310%, due 08/11/10		399,914
250,000		Deutsche Bank AG/London, 0.280%, due 07/26/10		249,996
250,000		Lloyds TSB Bank PLC, 0.300%, due 07/22/10		249,997
250,000		Natixis, 0.270%, due 07/07/10		250,000
750,000		Rabobank USA Financial Corp., 0.520%, due 09/14/10		750,185
350,000		Royal Bank of Canada, 0.400%, due 10/28/10		349,884
750,000		Svenska Handelsbanken AB, 0.520%, due 08/30/10		750,012
750,000		Toronoto Dominion Bank, 0.450%, due 11/04/10		750,000
		Total Certificates of Deposit
		(Cost $4,249,988)		4,249,988
COMMERCIAL PAPER: 36.2%
750,000	#	ANZ National Bank Ltd., 0.300%, due 07/19/10		749,888
750,000	#	ASB Finance Ltd., 0.391%, due 09/24/10		749,274
500,000	#	Barton Capital, LLC, 0.491%, due 09/07/10		499,537
750,000	#	Cafco, LLC, 0.320%, due 07/28/10		749,820
650,000	#	Ciesco, LLC, 0.501%, due 09/16/10		649,305
750,000		Commonwealth Bank of Australia, 0.320%, due 07/30/10		749,807
750,000	#	Concord Minutemen Capital Co., LLC, 0.602%, due 11/19/10		748,238
250,000	#	Crown Point Capital Co., 0.602%, due 11/19/10		249,324
450,000	#	Danske Corp., 0.380%, due 08/03/10		449,843
750,000	#	Edison Asset Securities, LLC, 0.300%, due 07/22/10		749,868
250,000	#	Jupiter, 0.400%, due 08/12/10		249,883
500,000		Natixis, 0.350%, due 07/12/10		499,946
305,000	#	Old Line Funding, LLC, 0.310%, due 08/02/10		304,916
250,000	#	Old Line Funding, LLC, 0.622%, due 12/13/10		249,290
500,000		Royal Bank of Canada, 0.571%, due 09/27/10		499,303
500,000		Societe Generale, 0.621%, due 09/15/10		499,346
250,000	#	Thunder Bay Funding, LLC, 0.420%, due 08/13/10		249,875
250,000	#	Windmill Funding Corp., 0.380%, due 07/26/10		249,934
250,000	#	Windmill Funding Corp., 0.521%, due 09/20/10		249,708
500,000	#	Yorkstown Capital, LLC, 0.240%, due 07/09/10		499,967
		Total Commercial Paper
		(Cost $9,897,072)		9,897,072
CORPORATE BONDS/NOTES: 12.0%
250,000	C	Abbott Laboratories, 3.750%, due 03/15/11		255,349
250,000	#	American Honda, 5.125%, due 12/15/10		254,891
500,000		Credit Suisse USA, Inc., 4.875%, due 08/15/10		502,299
500,000		Dexia Del, LLC, 0.447%, due 06/29/11		500,000
1,000,000		Kreditanstalt fuer Wiederaufbau, 4.625%, due 01/20/11		1,022,157
750,000	#	Westpac Banking Corp., 0.423%, due 08/13/10		749,990
		Total Corporate Bonds/Notes
		(Cost $3,284,686)		3,284,686
REPURCHASE AGREEMENTS: 36.4%
9,939,000		Goldman Sachs Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $9,939,006 to be received upon repurchase (Collateralized by $10,023,000 Federal National Mortgage Association, 1.250%, Market Value plus accrued interest $10,138,568, due 05/07/12)		9,939,000
		Total Repurchase Agreement
		(Cost $9,939,000)		9,939,000
		Total Investments in Securities
		(Cost $27,370,746)*	100.2%	$27,370,746
		Other Assets and Liabilities - Net	(0.2)	(62,521)
		Net Assets	100.0%	$27,308,225

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves	as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010
Asset Table
Investments, at value
Certificates of Deposit	$—	$4,249,988	$—	$4,249,988
Commercial Paper	—	9,897,072	—	9,897,072
Corporate Bonds/Notes	—	3,284,686	—	3,284,686
Repurchase Agreements	—	9,939,000	—	9,939,000
Total Investments, at value	$—	$27,370,746	$—	$27,370,746

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2010 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 10.2%
$3,000,000		Barclays PLC, 0.500%, due 10/01/10	$3,000,000
1,750,000		BNP Paribas, 0.250%, due 07/06/10	1,750,000
2,750,000		BNP Paribas, 0.270%, due 08/02/10	2,750,000
475,000		BNP Paribas, 0.380%, due 07/01/10	475,000
1,500,000		Dexia Del, LLC, 0.550%, due 07/22/10	1,500,017
1,750,000		Natixis, 0.270%, due 07/07/10	1,750,003
1,500,000		Natixis, 0.340%, due 07/07/10	1,500,000
250,000		Rabobank USA Financial Corp., 0.340%, due 11/15/10	249,895
3,000,000		Rabobank USA Financial Corp., 0.520%, due 09/14/10	3,000,741
1,250,000		Rabobank USA Financial Corp., 0.530%, due 11/30/10	1,250,053
1,750,000		Royal Bank of Canada, 0.400%, due 10/28/10	1,749,586
3,500,000		Societe Generale, 0.300%, due 07/09/10	3,500,023
1,750,000		Svenska Handelsbanken AB, 0.290%, due 09/01/10	1,750,000
1,250,000		Svenska Handelsbanken AB, 0.520%, due 08/30/10	1,250,021
1,250,000		Toronoto Dominion Bank, 0.450%, due 11/04/10	1,250,000
1,250,000		Toronoto Dominion Bank, 0.510%, due 11/17/10	1,250,048
2,000,000		Toronoto Dominion Bank, 0.540%, due 11/19/10	2,000,311
390,000		UBS AG, 1.400%, due 09/22/10	390,712
		Total Certificates of Deposit
		(Cost $30,366,410)	30,366,410
COMMERCIAL PAPER: 40.4%
2,000,000		American Honda, 0.280%, due 08/31/10	1,999,051
1,000,000	#	ANZ National Bank Ltd., 0.501%, due 08/23/10	999,264
3,000,000	#	ANZ National Bank Ltd., 0.603%, due 04/20/11	2,985,350
500,000	#	ANZ National Bank Ltd., 0.704%, due 09/17/10	499,242
6,750,000	#	ASB Finance Ltd., 0.391%, due 09/24/10	6,743,882
2,250,000	#	Barton Capital, LLC, 0.420%, due 07/26/10	2,249,344
250,000	#	Barton Capital, LLC, 0.491%, due 09/16/10	249,738
5,000,000	#	Barton Capital, LLC, 0.491%, due 09/07/10	4,995,371
1,250,000		BNP Paribas, 0.591%, due 09/27/10	1,248,197
3,000,000		Cafco, LLC, 0.350%, due 08/10/10	2,998,833
1,000,000	#	Cafco, LLC, 0.501%, due 09/16/10	998,931
2,500,000	#	Cafco, LLC, 0.561%, due 09/01/10	2,497,589
1,250,000		Ciesco, LLC, 0.440%, due 08/11/10	1,249,374
2,250,000	#	Ciesco, LLC, 0.501%, due 09/16/10	2,247,594
3,750,000	#	Ciesco, LLC, 0.531%, due 09/02/10	3,746,522
1,000,000		Commonwealth Bank of Australia, 0.320%, due 07/30/10	999,742
2,500,000		Commonwealth Bank of Australia, 0.361%, due 09/17/10	2,498,050
1,750,000		Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	1,749,706
2,500,000	#	Concord Minutemen Capital Co., LLC, 0.592%, due 09/02/10	2,497,419
500,000	#	Concord Minutemen Capital Co., LLC, 0.602%, due 11/19/10	498,825
2,000,000	#	Concord Minutemen Capital Co., LLC, 0.955%, due 01/11/11	1,989,761
1,990,000		Credit Suisse USA, Inc., 0.350%, due 08/25/10	1,988,936
2,000,000		Crown Point Capital Co., 0.551%, due 07/12/10	1,999,664
1,000,000	#	Crown Point Capital Co., 0.592%, due 09/02/10	998,968
2,250,000	#	Crown Point Capital Co., 0.602%, due 11/19/10	2,244,008
2,250,000	#	Crown Point Capital Co., 0.955%, due 01/11/11	2,238,481
500,000		Danske Corp., 0.280%, due 07/07/10	499,977
2,500,000	#	Danske Corp., 0.290%, due 07/23/10	2,499,557
3,500,000		Deutsche Bank AG/London, 0.270%, due 07/26/10	3,499,344
1,500,000		Edison Asset Securities, LLC, 0.400%, due 08/09/10	1,499,350
2,750,000	#	Edison Asset Securities, LLC, 0.411%, due 10/18/10	2,746,586
3,250,000	#	Edison Asset Securities, LLC, 0.491%, due 09/07/10	3,246,992
7,500,000	#	Jupiter, 0.340%, due 08/06/10	7,497,270
2,000,000		Natixis, 0.400%, due 07/22/10	1,999,533
2,500,000		Natixis, 0.601%, due 08/06/10	2,498,660
2,250,000	#	Old Line Funding, LLC, 0.360%, due 08/13/10	2,249,033
1,750,000	#	Old Line Funding, LLC, 0.400%, due 08/18/10	1,749,067
3,500,000	#	Old Line Funding, LLC, 0.622%, due 12/13/10	3,490,054
3,000,000		Royal Bank of Canada, 0.571%, due 09/27/10	2,995,820
500,000		Societe Generale, 0.350%, due 08/03/10	499,840
250,000		Societe Generale, 0.500%, due 08/18/10	249,833
2,000,000		Societe Generale, 0.621%, due 09/15/10	1,997,382
3,250,000		Thunder Bay Funding, LLC, 0.270%, due 07/14/10	3,249,683
1,914,000		Thunder Bay Funding, LLC, 0.280%, due 07/13/10	1,913,821
2,500,000		Thunder Bay Funding, LLC, 0.420%, due 08/13/10	2,498,746
6,750,000		Variable Funding Capital Corp., 0.270%, due 07/14/10	6,749,342
1,750,000		Windmill Funding Corp., 0.340%, due 07/22/10	1,749,653
2,750,000	#	Windmill Funding Corp., 0.380%, due 07/26/10	2,749,274
250,000	#	Windmill Funding Corp., 0.491%, due 09/13/10	249,748
2,500,000	#	Windmill Funding Corp., 0.521%, due 09/20/10	2,497,075

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2010 (Unaudited) (continued)

Principal Amount				Value
COMMERCIAL PAPER (continued)
$3,500,000		Yorkstown Capital, LLC, 0.240%, due 07/09/10		$3,499,783
500,000	#	Yorkstown Capital, LLC, 0.330%, due 07/23/10		499,899
		Total Commercial Paper
		(Cost $120,287,164)		120,287,164
CORPORATE BONDS/NOTES: 10.6%
250,000	C	Abbott Laboratories, 3.750%, due 03/15/11		255,349
1,750,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10		1,777,139
2,500,000	#	Commonwealth Bank of Australia, 0.568%, due 06/20/11		2,500,000
2,140,000		Credit Suisse USA, Inc., 0.636%, due 08/16/10		2,140,282
1,250,000		Credit Suisse USA, Inc., 0.726%, due 03/02/11		1,250,285
1,000,000		Credit Suisse USA, Inc., 4.875%, due 08/15/10		1,005,025
1,250,000		Deutsche Bank AG/London, 5.000%, due 10/12/10		1,266,178
4,500,000		Dexia Del, LLC, 0.447%, due 06/29/11		4,500,000
2,000,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11		2,033,114
2,250,000		Kreditanstalt fuer Wiederaufbau, 4.625%, due 01/20/11		2,299,368
1,000,000	#	Rabobank, 0.436%, due 06/16/11		1,000,000
500,000		Rabobank USA Financial Corp., 5.000%, due 02/15/11		512,744
2,000,000	C	Royal Bank of Canada, 0.611%, due 07/01/11		2,006,613
3,000,000	#, C	Svenska Handelsbanken AB, 0.404%, due 08/09/11		3,000,000
3,500,000	C	Westpac Banking Corp., 0.324%, due 06/28/11		3,500,000
2,500,000	#	Westpac Banking Corp., 0.423%, due 08/13/10		2,499,965
		Total Corporate Bonds/Notes
		(Cost $31,546,062)		31,546,062
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.5%
700,000		Federal Farm Credit Bank, 3.500%, due 01/18/11		711,501
1,600,000		Federal Home Loan Mortgage Corporation, 1.550%, due 12/15/10		1,608,718
1,045,000		Federal Home Loan Mortgage Corporation, 4.830%, due 08/23/10		1,051,586
5,500,000		Federal National Mortgage Association, 0.462%, due 03/01/11		5,482,923
1,000,000		Federal National Mortgage Association, 4.250%, due 08/15/10		1,004,648
618,000		Federal National Mortgage Association, 4.750%, due 12/15/10		630,415
		Total U.S. Government Agency Obligations
		(Cost $10,489,791)		10,489,791
REPURCHASE AGREEMENTS: 35.3%
104,926,000		Goldman Sachs Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $104,926,058 to be received upon repurchase (Collateralized by $104,420,000 various U.S. Government Agency Obligations, 1.250%-4.750%, Market Value plus accrued interest $107,025,375		104,926,000
		Total Repurchase Agreement
		(Cost $104,926,000)		104,926,000
		Total Investments in Securities
		(Cost $297,615,427)*	100.0%	$297,615,427
		Other Assets and Liabilities - Net	0.0	68,254
		Net Assets	100.0%	$297,683,681

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010
Asset Table
Investments, at value
Certificates of Deposit	$—	$30,366,410	$—	$30,366,410
Commercial Paper	—	120,287,164	—	120,287,164
Corporate Bonds/Notes	—	31,546,062	—	31,546,062
U.S. Government Agency Obligations	—	10,489,791	—	10,489,791
Repurchase Agreements	—	104,926,000	—	104,926,000
Total Investments, at value	$—	$297,615,427	$—	$297,615,427

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2010